MAINLAND CHINA CONTRIBUTION PLAN (Details) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
MAINLAND CHINA CONTRIBUTION PLAN
Provision for employee benefits under defined contribution plan	$ 25,733,719	$ 18,536,606	$ 13,672,411